Investments - Summarized Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Revenues	$ 62,631	$ 37,343	$ 25,461
Net loss	(134,098)	(76,356)	(46,689)
Net loss attributable to the Company	(3,432)	(1,422)	(1,606)
Current assets	172,700	123,897
Current liabilities	27,782	55,981
Equity Method Investment, Nonconsolidated Investee or Group of Investees
Schedule of Equity Method Investments [Line Items]
Revenues	4,542	40,985	40,244
Gross profit	2,526	7,319	(5,703)
Net loss	(14,881)	(6,221)	$ (9,695)
Current assets	79,843	72,711
Non-current assets	185,720	114,736
Current liabilities	44,145	15,534
Non-current liabilities	$ 175,899	$ 114,934